Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive income (loss)
Balance at Dec. 31, 2013	$ 326,059	$ 916,497	$ 13,834	$ 8,205	$ (612,185)	$ (292)
Balance (in shares) at Dec. 31, 2013		62,733,762
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares on exercise of stock options	242	$ 374		(132)
Issue of common shares on exercise of stock options (in shares)		43,071
Issue of common shares on exercise of share units	0	$ 10,701	(10,701)
Issue of common shares on exercise of share units (in shares)		608,975
Issue of common shares in connection with acquisition	0	$ 3,285	(3,285)
Issue of common shares in connection with acquisition (in shares)		94,914
Shares issued for acquisitions (note 5)	3,285
Stock-based compensation	9,683		7,919	1,764
Net loss for the year	(147,978)				(147,978)
Other comprehensive income (loss)	(15,201)					(15,201)
Balance at Dec. 31, 2014	172,805	$ 930,857	7,767	9,837	(760,163)	(15,493)
Balance (in shares) at Dec. 31, 2014		63,480,722
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares on exercise of share units	$ 0	$ 5,010	(5,010)
Issue of common shares on exercise of share units (in shares)	575,024
Issue of common shares in connection with acquisition	$ 1,162
Issue of common shares in connection with acquisition (in shares)		325,073
Shares issued for acquisitions (note 5)	1,162	$ 1,162
Stock-based compensation	13,703		13,703
Net loss for the year	(99,154)				(99,154)
Other comprehensive income (loss)	(16,889)					(16,889)
Balance at Dec. 31, 2015	71,627	$ 937,029	16,460	9,837	(859,317)	(32,382)
Balance (in shares) at Dec. 31, 2015		64,380,819
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares on exercise of stock options (in shares)		845,491
Issue of common shares on exercise of share units	0	$ 6,639	(6,639)
Issue of common shares in connection with acquisition	99,397		655
Beneficial conversion feature on convertible debt	242			242
Issue of common shares in connection with acquisition (in shares)		44,882,782
Shares issued for acquisitions (note 5)	98,742	$ 98,742
Stock-based compensation	10,450		10,450
Net loss for the year	(97,573)				(97,573)
Other comprehensive income (loss)	1,295					1,295
Balance at Dec. 31, 2016	$ 85,438	$ 1,042,410	$ 20,926	$ 10,079	$ (956,890)	$ (31,087)
Balance (in shares) at Dec. 31, 2016		110,109,092